Filed with the U.S. Securities and Exchange Commission on October 28, 2020

1933 Act Registration File No. 002-84222
1940 Act File No. 811-03758
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	53	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	54	☒

MATRIX ADVISORS VALUE FUND, INC.
(Exact Name of Registrant as Specified in Charter)
10 Bank Street, Suite 590
White Plains, NY 10606
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: 1-800-366-6223

David A. Katz
10 Bank Street, Suite 590
White Plains, New York 10606
(Name and Address of Agent for Service)

Copy to:

Christopher M. Cahlamer, Esq.
Godfrey & Kahn S.C.
833 E. Michigan St., Suite 1800
Milwaukee, Wisconsin 53202
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 53 to the Registration Statement of Matrix Advisors Value Fund, Inc. is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2020, and to make other permissible changes under Rule 485(b) of the Securities Act of 1933, as amended.

MATRIX ADVISORS
VALUE FUND, INC.
TICKER: MAVFX

10 Bank Street, Suite 590
White Plains, New York 10606

Prospectus

October 31, 2020
Beginning in February 2021 for the Fund, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary. If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.
You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, calling 1-800-366-6223 to let the Fund know of your request.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Section
Investment Objective
The Matrix Advisors Value Fund (the “Fund”) seeks to achieve a total rate of return which is comprised of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.23%
Less: Fee Waiver and/or Expense Reimbursement	-0.24%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.99%

(1)Matrix Asset Advisors, Inc. (the “Advisor”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquiring fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of the Fund’s average daily net assets (the “Expense Cap”). The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until at least October 31, 2021, and may be terminated at any time, and without payment or penalty, by the Fund’s Board of Directors (the “Board”) upon 60 days’ written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board. Currently, the Advisor has agreed not to seek reimbursement of such management fee waivers and/or expense reimbursements.
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Cap for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$367	$653	$1,467
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in both dividend and non-dividend paying common stocks of U.S. companies that the Advisor believes are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company’s “Intrinsic Value.” The Fund invests primarily in large capitalization companies, which the Advisor defines as companies with minimum market capitalizations of $2 billion at the time of purchase. Stocks will be sold when the Advisor believes they no longer represent value. The Fund may invest in any sector. At times, the Advisor may overweight the Fund’s portfolio in one or more particular sectors, and/or underweight the Fund’s portfolio or not invest in one or more particular sectors.
Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Fund. The following are some of the principal risks that can affect the value of your investment:
Management Risk. The risk that the Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.
Market Risk; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. Continuing market volatility may have adverse effects on the Fund.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Sector Emphasis Risk. Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments. In recent years, the Fund has concentrated its investments in the Financials sector, and as a result, it may be more susceptible to the particular risks that may affect companies in the Financials sector, including government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets.
Value Strategy Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The Advisor may not be able to accurately determine the “Intrinsic Value” of a company, resulting in the purchase of an overvalued security or premature sale of an undervalued company. Additionally, the market may use different criteria to determine a company’s value, which could have unexpected effects on a company’s performance and cause losses for the Fund.
Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include,
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among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund’s total returns have varied from year to year. The table below shows how the Fund’s average annual total returns for 1-year, 5-year and 10-year periods compare with that of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.matrixadvisorsvaluefund.com.
Calendar Year Total Returns*
* The Fund’s year-to-date return as of September 30, 2020 was -4.50%.
During the periods shown in the bar chart, the Fund’s highest quarterly return was 15.99% for the quarter ended March 31, 2012, and the lowest quarterly return was -21.22% for the quarter ended September 30, 2011.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures for the same period since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
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Average Annual Total Returns (for the periods ended December 31, 2019)
	1 Year	5 Years	10 Years
Matrix Advisors Value Fund
Return before taxes	28.71%	6.64%	8.89%
Return after taxes on distributions	27.47%	5.69%	8.29%
Return after taxes on distributions and sale of Fund shares	17.87%	5.07%	7.21%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Management

Investment Advisor	Portfolio Manager	Managed the Fund Since
Matrix Asset Advisors, Inc.	David A. Katz, President and Chief Investment Officer of the Advisor	1996
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Matrix Advisors Value Fund, Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-209-1965, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.
Minimum Investments

	To Open Your Account	To Add to Your Account
Regular Account	$1,000	$100
Retirement Account	$500	$100
Automatic Investment Plan	$500	$100
Tax Information
The Fund’s distributions are taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such a tax-deferred arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information about the Fund’s
Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to achieve a total rate of return which is comprised of capital appreciation and current income. The Fund’s investment objective described in the Summary Section is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that the Fund will achieve its investment objective.
The Fund invests primarily in both dividend and non-dividend paying common stocks of large capitalization domestic companies. The Advisor selects investment securities that are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis.
Classic Valuation Analysis
Classic Valuation Analysis is an investment methodology based on principles developed over 70 years ago by Benjamin Graham. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company’s “Intrinsic Value.” Value criteria requires companies to have a strong financial position, as measured by balance sheet data, and current low stock market valuation in comparison to investment “Intrinsic Value” as measured by historic and current earnings, dividends, return on equity and book value.
Consistent with the principles of Classic Valuation Analysis, the Fund diversifies its portfolio over a range of companies and industries. The Fund may invest in any sector. At times the Advisor may overweight the Fund’s portfolio in one or more particular sectors, and/or underweight the Fund’s portfolio or not invest in one or more particular sectors. Once a stock has been purchased for the Fund’s portfolio, it generally is sold for one of two reasons:
•the security no longer represents a value, as determined by the Advisor; or
•there has been a fundamental change in the issuer’s balance sheet or results of operations so that it no longer meets the Fund’s financial or valuation criteria.
In addition, the Fund may, in unusual circumstances, sell a security at a time when the sale is not indicated by Classic Valuation Analysis to avoid adverse tax consequences or to meet abnormally heavy redemption requests.
The Fund generally has had a low rate of portfolio turnover, which may lead to lower transaction costs and may help to improve Fund performance. However, portfolio securities may be sold without regard to the length of time they have been held.
Temporary Defensive Strategies
Under normal market conditions, the Fund will stay fully invested in stocks. The Fund, however, may temporarily depart from its principal investment strategies by investing up to 100% of its assets in cash, cash equivalents, high quality short-term money market instruments or money market mutual funds, in response to adverse market, economic or political conditions, or in other appropriate circumstances. If this type of defensive strategy is employed, the Fund may not achieve its investment objective.
Index Description
The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. You may not invest directly in the S&P 500® Index and, unlike the Fund, it does not incur fees and expenses.
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Additional Information about the Principal Risks of Investing in the Fund
The principal risks that may adversely affect the Fund’s NAV or total return are summarized above under “Summary Section.” These risks are discussed in more detail below.
Management Risk. Management risk means that your investment in the Fund varies with the success or failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Market Risk; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. Volatility in share price is an inherent characteristic of equity markets. U.S. and international markets have also experienced volatility in recent months and years due, in part, to uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may also be difficult to value during such periods. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of the COVID‑19 outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Market volatility may have adverse effects on the Fund.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.
Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Sector Emphasis Risk. Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments. In recent years, the Fund has concentrated its investments in the Financials sector, and as a result, it may be more susceptible to the particular risks that may affect companies in the Financials sector, including government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets.
Value Strategy Risk. Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks
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can continue to be inexpensive for long periods of time and may not realize their full economic value. The Advisor may not be able to accurately determine the “Intrinsic Value” of a company, resulting in the purchase of an overvalued security or premature sale of an undervalued company. Additionally, the market may use different criteria to determine a company’s value, which could have unexpected effects on a company’s performance and cause losses for the Fund.
Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Advisor, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.
The Fund may be appropriate for investors who:
•Are pursuing a long-term goal such as retirement;
•Want to add an investment in undervalued stocks to their equity portfolio; and
•Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.
Portfolio Holdings
A description of the Fund’s policies and procedures regarding disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).
Investment Advisor
Matrix Asset Advisors, Inc. is the investment adviser to the Fund. The Advisor’s address is 10 Bank Street, Suite 590, White Plains, New York, 10606. The Advisor has provided investment advisory services to individuals, endowment, and pension accounts since 1986 and to another mutual fund, the Matrix Advisors Dividend Fund, a series of Matrix Advisors Funds Trust, since 2016. As of June 30, 2020, the Advisor managed assets of approximately $715 million. The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. Currently, the Advisor receives a management fee of 0.75% of the Fund’s average daily net assets. For the fiscal year ended June 30, 2020, the Advisor received management fees of 0.51% of the Fund’s average daily net assets, after fee waivers.
A discussion regarding the basis for the Board of Directors’ approval of the investment advisory agreement with the Advisor is available in the Fund’s semi-annual report to shareholders for the period ended December 31, 2019 and will be available in the Fund’s semi-annual report for the period ending December 31, 2020.
Portfolio Manager
Mr. David A. Katz, President and Chief Investment Officer of the Advisor, has overall responsibility for the Advisor’s investment efforts and is primarily responsible for the management of the Fund’s portfolio. He graduated summa cum laude from Union College with a Bachelor of Arts degree in Economics. He received a Master of Business Administration degree, with a concentration in Finance, from New York
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University Graduate School of Business in 1987, graduating with distinction. His numerous works on Value Investing have earned him various awards and distinctions at the undergraduate and graduate levels. Mr. Katz is a CFA charterholder. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with the late John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990, he merged the Value Matrix Management organization into Matrix Asset Advisors, Inc. Mr. Katz chairs the Investment Policy Committee and is a Portfolio Manager/Analyst. He appears frequently as a guest on CNBC and Bloomberg Radio. He has been President and Chief Investment Officer of the Advisor and a principal shareholder of the Advisor for over thirty years.
The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Fund.
Fund Expenses
The Advisor has agreed to waive its management fee and/or reimburse the Fund’s operating expenses through at least October 31, 2021, to the extent necessary to ensure that the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of the Fund’s average daily net assets. The expense cap/reimbursement agreement can be terminated at any time, and without payment or penalty, by the Board upon 60 days’ written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. The Advisor is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period from the date of the waiver or reimbursement, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where the Advisor recoups previously waived or reimbursed expenses. Currently, the Advisor has agreed not to seek reimbursement of such management fee waivers and/or expense reimbursements.

Shareholder Information
How to Buy Shares
You may open a Fund account with a minimum initial investment of $1,000 and add to your account at any time with a minimum subsequent investment of $100 or more. You may open a retirement account or Automatic Investment Plan account with a minimum initial investment of $500 and add to your account at any time with a minimum subsequent investment of $100 or more. The Fund may waive minimum investment requirements from time to time.
In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Fund’s anti-money laundering program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners or controlling persons at your legal entity prior to the opening of your account. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-866-209-1965, if you need additional assistance when completing your application.
If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. In
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the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
You may purchase shares of the Fund by check, wire or via electronic funds transfer through the Automated Clearing House (ACH) network. Your share purchase price will be at the NAV next determined after the Transfer Agent receives your order with complete information and meeting all of the requirements discussed in this Prospectus. For certain qualified brokers, when you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next share price calculated by the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. All purchases by check must be in U.S. dollars, drawn on a U.S. financial institution. If your check does not clear you will be charged a return check fee and may be responsible for any loss sustained by the Fund. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment. The Fund does not issue share certificates.
The Fund reserves the right to reject any purchase order if, in the Fund’s discretion, it is in its best interest to do so. For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund. Purchases may also be rejected from persons believed to be engaged in “frequent trading” as described under “Frequent Trading,” below. Investors will generally be notified of any purchase orders that are rejected within two business days.
Shares of the Fund have not been registered for sale outside of the United States.
By Check
If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail or send it via overnight delivery with a check made payable to “Matrix Advisors Value Fund, Inc.” to:

Regular Mail Matrix Advisors Value Fund, Inc. c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Matrix Advisors Value Fund, Inc. c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202-5207
Please do not send letters by overnight delivery service or express mail to the P.O. Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
If you are making a subsequent purchase, please note that an Invest by Mail form is attached to the confirmation statement you will receive after each transaction. Detach the form from the confirmation statement and mail it together with a check made payable to “Matrix Advisors Value Fund, Inc.” to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check.
You may also mail a letter together with a check to the Transfer Agent identifying the name of the Fund and indicating the dollar value of shares to be purchased. Please write your account number on the check.
By Wire
If you are making your first investment in the Fund, you must have a completed Account Application before you wire funds to the Transfer Agent. You can mail or overnight deliver your Account Application
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to the Transfer Agent at the above address. You may also fax the Account Application by calling the Transfer Agent at 1-866-209-1965. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No.: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No.: 112-952-137
Further Credit: Matrix Advisors Value Fund, Inc.
Account name (shareholder name)
Shareholder account number
Before sending your wire, please contact the Transfer Agent at 1-866-209-1965 to advise it that you are intending to wire funds. This will ensure prompt and accurate credit upon receipt of your investment. Your bank may charge you a fee for sending a wire to the Fund. Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for the same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Telephone Purchase
Investors may purchase additional shares of the Fund by calling 1-866-209-1965. Unless you declined this option on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase and your account must be open for at least 7 business days before the first telephone purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Investment Brokers or Dealers
You may buy or sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. For certain qualified brokers, when you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next share price calculated by the Fund. The broker (or agent) generally holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.
Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan (an “AIP”). The minimum initial investment is reduced to $500 for investors who wish to enroll in an AIP. Under an AIP, you authorize the Fund to withdraw a minimum amount of $100 from your bank on a monthly, quarterly, semi-annual, or annual basis. We are unable to debit or credit mutual fund or pass-through accounts. Please contact
10

your financial institution to determine if it participates in the Automated Clearing House System (ACH). If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. If you wish to enroll in an AIP, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent in writing or by telephone. Any changes should be submitted five days prior to effective date.
Retirement Plans
The Fund offers an Individual Retirement Account (“IRA”) plan. You may obtain information about opening an IRA plan account by calling the Transfer Agent at 1-866-209-1965.
How to Sell Shares
You may sell (redeem) your Fund shares on any date the Fund and the New York Stock Exchange (“NYSE”) are open for business.
You may redeem your shares by sending a written request to the Transfer Agent or by telephone as discussed below. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration, and include a signature guarantee(s), if applicable. Corporations, executors, administrators, trustees or guardians must submit documents evidencing their authority to act. Certain redemptions require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:

Regular Mail Matrix Advisors Value Fund, Inc. c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Matrix Advisors Value Fund, Inc. c/o U.S. Bank Global Fund Services 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202-5207
Please do not send letters by overnight delivery service or express mail to the P.O. Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
The Fund typically expects to send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. If you did not purchase your shares via wire, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your purchase amount has cleared, whichever occurs first.
The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to IRA or other retirement plans, or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account up to at least $1,000 before the Fund takes any action. Redemption of your shares under these circumstances may result in a taxable gain or loss.
The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include paying redemption proceeds to you in whole or in part by a distribution of securities
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from the Fund’s portfolio (a “redemption in-kind”). If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions paid in securities are taxed in the same manner to a redeeming shareholder as redemptions paid in cash.
Shareholders may request that redemption proceeds of $1,000 or more be wired directly to a bank account or by electronic funds transfer via the ACH network to the bank account designated by you on your application. There is a $15 fee for each wire transfer.
Signature Guarantee
Your signature must be guaranteed, from either a Medallion program member or a non-Medallion program member, if: (a) the proceeds of any redemption exceed $50,000; (b) ownership on your account is being changed; (c) redemption proceeds are payable or sent to any person, address or bank account not on record, (d) redemptions are transmitted by federal wire transfer (if not previously authorized on the account); or (e) a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days. In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the Securities Transfer Agents Medallion Program (STAMP) and the New York Stock Exchange Medallion Signature Program (NYSE MSP). A notary public is not an acceptable signature guarantee. The Fund reserves the right to waive any signature requirement at its discretion.
Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Fund in advance by calling 1-866-209-1965.
Telephone Transactions
Unless you specifically declined telephone options on the account application, you may redeem amounts of $50,000 or less by telephone. Proceeds redeemed will be mailed or sent via electronic funds transfer through the ACH network or wired only to an investor’s address or bank of record shown on the records of the Transfer Agent.
When you establish any telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. These procedures may include recording the telephone call and asking the caller for a form of personal identification. The Fund reserves the right to refuse a telephone request if it believes that the person making the request is neither the record owner of the shares nor otherwise authorized by the shareholder to request the transaction. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. Once a telephone transaction is placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.
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To arrange for the telephone redemption privilege after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.
Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-866-209-1965 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.
Pricing of Fund Shares
The price of the Fund’s shares is the Fund’s NAV. This is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding. The Fund’s assets are the value of securities held in its portfolio, plus any cash and other assets. The Fund’s liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be based upon the NAV as determined as of the close of trading on the next day the NYSE is open.
The NAV of the Fund’s shares is determined as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. Fund shares will not be priced on days that the NYSE is closed for trading (including weekends and certain U.S. holidays).
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Fair Value Pricing
The Fund’s investments are valued principally according to market value when market quotations are readily available. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities trading on the NASDAQ Stock Market Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price. When a market quote is not readily available, the security’s value is based on “fair value” as determined in good faith by the Advisor using procedures established by the Board of Directors. In determining fair value, the Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon the security’s current sale. With respect to securities that are actively traded on U.S. exchanges, the Fund expects that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day or a security is thinly-traded. Fair value pricing involves judgments that are inherently subjective and inexact, and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
The value of any shares of open-end mutual funds held by the Fund will be calculated using the NAV of such funds. The prospectuses for any such open-end mutual funds should explain the circumstances under which the funds use fair value pricing and the effects of using fair value pricing.
Frequent Trading
The Fund discourages short-term or excessive trading (“frequent trading”) of its shares by shareholders and maintains procedures reasonably designed to detect and deter such frequent trading. The Board of Directors has adopted a policy and procedures that are designed to detect and deter frequent trading. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the mutual fund’s share price. Frequent trading may dilute the value of Fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of the Fund’s portfolio, as it may result in the Fund maintaining higher cash balances than it otherwise would or cause the Fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause the Fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of the Fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.
In addition, while the Fund has no present intention to invest a significant portion of its assets in foreign securities, to the extent that it does invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, the market timers who attempt this type of price arbitrage may dilute the value of the Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before the Fund calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however,
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involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage. The risk of price arbitrage also exists with thinly-traded securities in the United States, such as some small-capitalization equity securities. Such securities are typically less liquid and more thinly-traded than securities of large capitalization issuers. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security trades again in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of the Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution of the value of the Fund’s shares. The Fund may employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.
The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the “1940 Act”), Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.
The Fund will not accommodate frequent trading of Fund shares. As indicated above under “How to Buy Shares,” the Fund reserves the right to refuse any purchase order for its shares for any reasons, including transactions deemed by the Fund to represent frequent trading activity. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.
Redemptions In-Kind
The Fund has made an election pursuant to Rule 18f-1 under the 1940 Act which obligates it to pay in cash all redemptions to any shareholder of record unless a shareholder requests a redemption, within a 90-day period, of shares having a value in excess of (i) $250,000, or (ii) 1% of the Fund’s NAV, whichever is less. In this case, the Fund is permitted to pay the redemption price in whole or in part by a distribution of securities from its portfolio. In that event, the value of the securities distributed would be equal to the amount redeemed, determined at the same time, and in the same manner, as the redemption price is determined. Shareholders who receive redemption payments in securities may incur brokerage costs in converting the securities they receive into cash and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions-in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.
Distributions
The Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically within the month of December. The Fund may make additional distributions if it deems such distributions necessary at any other time during the year.
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All distributions will be reinvested in additional Fund shares unless you choose to receive either net investment income and/or net capital gain distributions in cash.
If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six-months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in your account.
If you wish to change your distribution option, write or call the Transfer Agent at least five days in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received the written request.
Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net gain from foreign currency transactions, and net short-term capital gain), if any, are generally taxable to the Fund’s shareholders as ordinary income. For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholder. For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may be eligible for the intercorporate dividends-received deduction to the extent that the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount as eligible for deduction, and the shareholder meets certain holding period requirements. To the extent the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.
Distributions of net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gains regardless of the length of time a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction described above.
You will be taxed in the same manner whether you receive your distributions (of either investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November, or December to shareholders of record and paid the following January are taxable as if received on December 31.
Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including redemptions paid in-kind) and how long the shares were held by a shareholder. Generally, capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares. Additionally, any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to those shares.
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In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.
The Fund may be required to withhold federal income tax from a shareholder’s distributions and redemption proceeds (at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents) if a shareholder fails to furnish the Fund with his or her correct Social Security number or other taxpayer identification number and certain certifications or the Fund receives a notification from the Internal Revenue Service (“IRS”) that the shareholder is subject to backup withholding.
Shareholders who hold their Fund shares through an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-866-209-1965. Investors will be asked whether or not to withhold taxes from any distribution.
The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when such shareholder subsequently sells or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The Fund will annually report to shareholders the federal income tax status of all distributions made by the Fund for the preceding year. This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.
Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses and annual and semi-annual reports that you received by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at 1-866-209-1965 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
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Financial Highlights
This table shows the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all distributions. The information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, together with the Fund’s financial statements, are included in the Fund’s annual report for the fiscal year ended June 30, 2020, which is available at no charge by calling the Fund at 1-800-366-6223.
For a capital share outstanding throughout each year

YEARS ENDED JUNE 30,
	2020		2019		2018		2017		2016
Net asset value, beginning of the year	$68.01		$70.38		$66.85		$57.90		$63.02
Income (loss) from investment operations:
Net investment income	1.12	(a)	0.95	(a)	0.75	(a)	1.03	(a)	1.27	(a)
Net realized and unrealized gain (loss) on investments	(1.37)		1.84		4.65		9.47		(5.49)
Total from investment operations	(0.25)		2.79		5.40		10.50		(4.22)
Less distributions:
Dividends from net investment income	(0.67)		(0.90)		(0.82)		(1.55)		(0.90)
Distributions from net realized gain	(2.35)		(4.26)		(1.05)		—		—
Total distributions	(3.02)		(5.16)		(1.87)		(1.55)		(0.90)
Paid-in capital from redemption fees	—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of year	$64.74		$68.01		$70.38		$66.85		$57.90
Total return	(0.82)%		5.25%		8.03%		18.22%		(6.66)%
Ratios/supplemental data:
Net assets, end of year (millions)	$48.1		$53.6		$55.4		$58.6		$55.1
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.23%		1.19%		1.17%		1.19%		1.16%
After expense reimbursement	0.99%		0.99%		0.99%		0.99%		0.99%
Ratio of net investment income to average net assets:
Before expense reimbursement	1.44%		1.19%		0.89%		1.40%		2.03%
After expense reimbursement	1.68%		1.39%		1.07%		1.60%		2.20%
Portfolio turnover rate	28%		22%		18%		22%		15%
___________________
(a)Calculated using the average shares method.
(b)Less than $0.01.
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PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required or permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.
If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with nonaffiliated third parties.

Investment Advisor
Matrix Asset Advisors, Inc.
10 Bank Street, Suite 590
White Plains, NY 10606
1-800-366-6223

●
Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

●
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
1-866-209-1965

●
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
●
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202-5207
●
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street , Suite 1800
Milwaukee, WI 53202-5615

MATRIX ADVISORS VALUE FUND, INC. www.matrixadvisorsvaluefund.com
For investors who want more information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information: The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.
To request and receive free copies of the annual and semi-annual reports or the SAI, or to request other information (including shareholder inquiries) and discuss your questions about the Fund, contact the Fund at:
Matrix Asset Advisors, Inc.
10 Bank Street, Suite 590
White Plains, NY 10606
Telephone (toll free): 1-866-209-1965
Or, on the Fund’s website at: www.matrixadvisorsvaluefund.com
Reports and other information about the Fund are also available:
•    Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov.
•    For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(The Fund’s SEC Investment Company Act file number is 811‑03758.)

Prospectus

MATRIX
ADVISORS
VALUE FUND, INC.

Ticker Symbol: MAVFX
Cusip: 57681T102

October 31, 2020

10 Bank Street, Suite 590
White Plains, NY 10606

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

MATRIX ADVISORS VALUE FUND, INC.
10 Bank Street, Suite 590
White Plains, NY 10606

TICKER: MAVFX

STATEMENT OF ADDITIONAL INFORMATION
October 31, 2020

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated October 31, 2020, as amended and supplemented from time to time (the “Prospectus”), of Matrix Advisors Value Fund, Inc. (the “Fund”). This SAI is incorporated into the Prospectus in its entirety. Matrix Asset Advisors, Inc. (the “Advisor”) is the investment advisor to the Fund.

The Fund’s audited financial statements for its fiscal year ended June 30, 2020 are contained in the Fund’s annual report to shareholders for the fiscal year ended June 30, 2020 and are incorporated by reference into this SAI.

To obtain a copy of the Fund’s Prospectus and/or the Fund’s annual report free of charge, please call 1-866-209-1965.

THE FUND
The Fund is an open-end management investment company organized as a Maryland corporation on May 4, 1983. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.
INVESTMENT OBJECTIVE AND POLICIES
The Fund is a mutual fund with the investment objective of seeking to achieve a total rate of return, which is comprised of capital appreciation and current income.
Diversification
The Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the outstanding voting securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.
Description of Permitted Investments
The following discussion supplements the discussion of the Fund’s investment objective and policies as set forth in the Prospectus. There can be no assurance the investment objective of the Fund will be attained.
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the Fund complies with its investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Common Stock
The Fund invests primarily in common stocks of large-capitalization companies. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general market risks described in the Prospectus, investments in common stock are subject to the risk that if a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock
As a non-principal investment strategy, the Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Convertible Securities
As a non-principal investment strategy, the Fund may invest in convertible securities (bonds, notes, debentures, preferred stock and other securities convertible into common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a rate or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible debt securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer’s common stock. In addition to the general market risks described in the Prospectus, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.
Investment Companies
As a non-principal investment strategy, the Fund may invest its assets in shares of other registered investment companies, including money market mutual funds. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Fund limits its investments in securities issued by other investment companies in accordance with the Investment Company Act of 1940, as amended (“1940 Act”), and consistent with its investment restrictions herein. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. These restrictions may not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under the rules and regulations of the 1940 Act.
If the Fund invests in investment companies, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company in which it invests.
The Fund’s investment in other investment companies may include shares of exchange-traded funds (collectively, “ETFs”). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. ETFs may be based on specific domestic and foreign market securities indices or actively-managed by the ETF’s investment adviser(s). An “index-based ETF” seeks to provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An “enhanced ETF”

seeks to provide investment results based on the fund’s investment objective without regard to a particular index. In seeking to provide such results, an ETF, and in particular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF’s expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risk of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF’s value being more volatile than the underlying securities or other investments.
Foreign Securities
As a non-principal investment strategy, the Fund may invest up to 10% of its total assets in securities of foreign issuers that are listed and traded on national securities exchanges or traded over-the-counter in the United States, such as American Depositary Receipts (“ADRs”). Other than ADRs, the Fund considers securities traded on U.S. exchanges to be U.S. securities.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.
Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.
Taxes. The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.
Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.
Options on Securities
As a non-principal investment strategy, the Fund may write (sell) covered call options on its portfolio securities (“covered options”) in an attempt to enhance gain, although it has no present intention to do so and may only do so to the extent of up to 5% of its net assets.
When the Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the “premium”). If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”) the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.
The Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.”
Closing purchase transactions enable the Fund to immediately realize gains or minimize losses on its options positions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. In addition, stock index prices may be distorted by interruptions in the trading of securities of certain companies or of issuers in certain industries, which could disrupt trading in option positions on such indices and preclude the Fund from closing out its options positions. If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.
Short-Term Investments
As a non-principal investment strategy, the Fund may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.
In addition to buying certificates of deposit and bankers’ acceptances, the Fund may also make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-2” or higher by Moody’s, or similarly rated by another nationally recognized statistical ratings organization or, if unrated, will be determined by the Advisor to be of comparable quality.
Illiquid Securities
The Fund may not invest more than 5% of the value of its net assets in illiquid securities. The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with this investment restriction.
In connection with the implementation of the SEC’s liquidity risk management rule, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the security. The Fund is subject to guidelines as set forth in the Fund’s liquidity risk management program.
Temporary Defensive Strategies
Under normal market conditions, the Fund invests substantially all of its assets in the securities and investments described above. The Fund, however, may temporarily depart from its principal investment strategies by investing up to 100% of its assets in cash, cash equivalents, money market mutual funds, or high quality short-term money market instruments, in response to adverse market, economic or political conditions, or in other appropriate circumstances.
INVESTMENT RESTRICTIONS
The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities. As used herein, a “majority of the Fund’s outstanding voting securities” means the lesser of:
1)67% or more of the Fund’s shares present at a shareholder meeting if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy; or
2)More than 50% of the Fund’s outstanding shares.
In accordance with these restrictions, the Fund may not:
1.Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;
2.Purchase any securities which would cause the Fund at the time of such purchase to own more than 10% of the outstanding voting securities of any class of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;

3.Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be invested in the securities of issuers engaged in any one industry;
4.Invest in companies for the purpose of exercising management or control;
5.Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;
6.Purchase or sell commodities or commodities contracts;
7.Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;
8.Purchase securities on margin;
9.Effect short sales of any securities;
10.Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;
11.Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;
12.Mortgage, pledge or hypothecate securities;
13.Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933, as amended, upon the disposition of certain securities;
14.Purchase or retain the securities of any issuer if the Fund’s officers or directors, or those of the Advisor, who each own 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities; or
15.Issue any class of securities senior to any other class of securities.
In addition to the restrictions set forth above, the Fund’s investment objective may not be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities.
As a matter of operating, but not fundamental policy, which can be changed without shareholder approval, the Fund may not purchase any securities which would cause more than 5% of the Fund’s net assets at the time of such purchase to be invested in illiquid securities. If such policy were to be changed, such investments in illiquid securities would be limited to no more than 15% of net assets. In connection with the implementation of new Rule 22e-4 under the 1940 Act, these limitations apply to investments in illiquid securities that are “assets” (i.e., investments that have positive values).
Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.
The Fund has a loan agreement (i.e., a line of credit) with U.S. Bank N.A. Consistent with fundamental investment restriction No. 11, the Fund will only draw on its line of credit for temporary emergency purposes.

DIRECTORS AND OFFICERS
The overall management of the business and affairs of the Fund is vested with the Fund’s Board of Directors (the “Board of Directors”). The day-to-day operations of the Fund are delegated to the Fund’s officers subject to the investment objectives and policies of the Fund and to general supervision by the Board of Directors. The directors and officers of the Fund (“Directors” and “Officers”) are as follows:
Directors and Officers of the Fund

Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Term of Office and Date Elected(2)	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Director	Other Directorships Held by Director for the Past Five Years
Interested Director
David A. Katz, CFA(4) (Born 1962)	Director, President and Treasurer	Since 1997	Chief Investment Officer (1986 to present) and President (1990 to present) of the Advisor, and portfolio manager of the Fund (1996 to present).	2	Trustee, Matrix Advisors Funds Trust (mutual fund) (2016 (inception) to present)
Independent Directors
T. Michael Tucker (Born 1942)	Director	Since 1997	Retired; formerly, owner of T. Michael Tucker, a certified public accounting firm (1977 to 2005 and 2011 to 2019); formerly, Consultant, Carr Riggs & Ingram, LLP, a certified public accounting firm (2005 to 2011).	2	Trustee, Matrix Advisors Funds Trust (mutual fund) (2016 (inception) to present)
Larry D. Kieszek (Born 1950)	Director and Chairman	Since 1997	Retired; formerly Partner of Purvis, Gray & Company, LLP, a certified public accounting firm (1974 to 2015).	2	Trustee, Matrix Advisors Funds Trust (mutual fund) (2016 (inception) to present)
David S. Wyler (Born 1969)	Director	Since 2016	Vice President of Advanced TV & Digital Video at IRI Worldwide (market research company) (December 2017 to present); Vice President of Business Development at iQ Media (audience intelligence firm) (May to September 2017); Senior Director of Sales at Simulmedia (TV targeting company) (2016 – 2017); Vice President of Business Development at Resonate (marketing intelligence firm) (2014 – 2016); Vice President Business Development at Experian (2013 – 2014).	2	Trustee, Matrix Advisors Funds Trust (mutual fund) (2016 (inception) to present)
(1) The address of each Director is 10 Bank Street, Suite 590, White Plains, NY 10606.
(2) Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date of a Director’s death, resignation or retirement, or a Director is removed by the shareholders, in accordance with the Fund’s By-Laws, as amended, and Articles of Incorporation of the Fund, as amended.
(3) The “Fund Complex” includes the Fund and a series of the Matrix Advisors Funds Trust.
(4) “Interested person” of the Fund is defined in the 1940 Act. Mr. Katz is considered an “interested person” because of his affiliation with the Advisor.

Officers of the Fund
Name, Address(1) and Year of Birth	Position(s) Held with the Fund	Term of Office and Date Elected(2)	Principal Occupation During Past Five Years
Steven G. Roukis, CFA (Born 1967)	Senior Vice President	Since 2000	Managing Director and Senior Portfolio Manager of the Advisor (2005 to present).
Lon F. Birnholz (Born 1960)	Executive Vice President and Secretary	Since 2006	Senior Managing Director of the Advisor (1999 to present).
Jordan F. Posner (Born 1957)	Senior Vice President	Since 2006	Managing Director and Senior Portfolio Manager of the Advisor (2005 to present).
Jonathan M. Tom (Born 1983)	Senior Vice President	Since 2016	Chief Operating Officer of the Advisor (2015 to present); Head Fixed Income Trader of the Advisor (2011 to present); Equity Research Analyst of the Advisor (2005 to present).
Stephan J. Weinberger, CFA (Born 1955)	Senior Vice President	Since 2010	Managing Director and Senior Portfolio Manager of the Advisor (2010 to present).
Conall J. Duffin (Born 1975)	Vice President, Assistant Secretary Chief Compliance Officer and AML Compliance Officer	Since 2002 Since 2016	Chief Compliance Officer of the Advisor (2016 to present); Vice President of Marketing and Mutual Fund Services of the Advisor (2010 to present).
(1)The address of each Officer is 10 Bank Street, Suite 590, White Plains, NY 10606.
(2)Each Officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualifies.
Additional Information Concerning Our Board of Directors
The Role of the Board of Directors
The Board of Directors provides oversight of the management and operations of the Fund. Like all mutual funds, the day-to-day responsibility for the management and operation of the Fund is the responsibility of various service providers to the Fund, such as the Advisor and the Fund’s portfolio manager, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board of Directors has appointed various senior individuals of the Advisor as officers of the Fund, with responsibility to monitor and report to the Board of Directors on the Fund’s operations. In conducting this oversight, the Board of Directors receives regular reports from these officers and service providers regarding the Fund’s operations. For example, the Treasurer provides reports as to financial reporting matters and the Fund’s portfolio manager reports on the performance of the Fund’s portfolio. The Board of Directors has appointed a Chief Compliance Officer who administers the Fund’s compliance program and regularly reports to the Board of Directors as to compliance matters. Some of these reports are provided as part of formal “board meetings” which are typically held quarterly, in person, and involve the Board of Directors’ review of recent Fund operations. From time to time, one or more members of the Board of Directors may also meet with management in less formal settings, between formal board meetings to discuss various topics. In all cases, however, the role of the Board of Directors and of any individual Director is one of oversight and not of management of the day-to-day affairs of the Fund.

Board Leadership Structure
The Board of Directors has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established four standing committees, a Nominating Committee, an Audit Committee (which also serves as the Qualified Legal Compliance Committee), and a Valuation Committee, which are discussed in greater detail below under “Board Committees”. All of the Directors, except Mr. Katz, are “Independent Directors”, which are Directors that are not affiliated with the Advisor, the Fund’s principal underwriter, or their affiliates. The Nominating Committee and Audit Committee are composed entirely of Independent Directors. The Valuation Committee is composed entirely of Directors. The Chairman of the Board of Directors is an Independent Director. The Board of Directors has determined not to combine the Chairman position and the principal executive officer position and has appointed Mr. Katz, the Chief Investment Officer and President of the Advisor, as President of the Fund. The Board of Directors reviews its structure and the structure of its committees annually. The Board of Directors has determined that the structure of the Independent Chairman, the composition of the Board of Directors, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management
As part of its oversight function, the Board of Directors receives and reviews various reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many disparate elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Board of Directors reviews compliance reports from the Fund’s Chief Compliance Officer as well as the Fund’s administrator, and engages in discussions with each of them as necessary, in its oversight of compliance activities affecting the Fund. By way of further example, the Independent Directors ask for reports and engage in discussions with personnel of the Advisor as necessary to review other types of risks, such as business continuity risk or investment risk. The Audit Committee also meets with the Fund’s independent public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function. Not all risks that may affect the Fund or its portfolio can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund, the Advisor, its affiliates or other service providers.
Information about Each Director’s Qualifications, Experience, Attributes or Skills
The Board of Directors believes that each of its members has the qualifications, experience, attributes and skills (“Director Attributes”) appropriate to their continued service as Directors of the Fund in light of the Fund’s business and structure. Each of the Directors has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the charts above. In addition, each of the Directors has served on boards for organizations other than the Fund, and Messrs. Kieszek and Tucker have served on the Board of Directors for more than 15 years. Collectively, the Directors therefore have substantial board experience and, in their service to the Fund, have gained substantial insight as to the operation of the Fund. The Independent Directors annually conduct a “self-assessment” wherein the effectiveness of the Board is reviewed.
In addition to the information provided in the previous charts, additional information concerning each particular Director and certain of their Director Attributes is provided below. The information provided below, and in the chart above, is not all-inclusive. Many Director Attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or to develop solutions. In conducting its annual self-assessment, the Directors have determined that they have the appropriate attributes and experience to continue to serve effectively as Directors of the Fund. In addition, the summaries set forth below as to the qualifications, attributes and skills of the Directors are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board of Directors or any Director has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board of Directors as a whole than otherwise would be the case.

Director Attributes
David A. Katz, CFA. Mr. Katz has served as a Director of the Fund since 1997, as President and Treasurer of the Fund since 1997 and as the Fund’s portfolio manager since 1996. Mr. Katz has served as Chief Investment Officer of the Advisor since 1986 and as President of the Advisor since 1990. In addition to his investment management experience, Mr. Katz is also a CFA charterholder. Through his experience as a Director and officer of the Fund, his investment management experience and his experience as a CFA charterholder, Mr. Katz is experienced with financial, accounting, regulatory and investment matters. Such experience helps Mr. Katz exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Directors and to effectively evaluate Fund management.
T. Michael Tucker. Mr. Tucker has served as a Director of the Fund since 1997, and is currently the Chairman of the Audit Committee. Mr. Tucker is currently retired. From 1977 to 2005 and from 2011 to 2019, Mr. Tucker was the owner of T. Michael Tucker, a certified public accounting firm. Mr. Tucker formerly served as a consultant with Carr Riggs & Ingram, LLP, a certified public accounting firm, from 2005 to 2011. Through his experience as a Director and his many years of accounting experience, Mr. Tucker is experienced with financial, accounting, regulatory and investment matters. Such experience helps Mr. Tucker exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Directors and to effectively evaluate Fund management.
Larry D. Kieszek. Mr. Kieszek has served as a Director of the Fund since 1997 and is currently the Chairman of the Board. Mr. Kieszek is currently retired. He served as a Partner at Purvis, Gray & Company, LLP, a certified public accounting firm, from 1974 to 2015. Through his experience as a Director and his many years of accounting experience, Mr. Kieszek is experienced with financial, accounting, regulatory and investment matters. Such experience helps Mr. Kieszek exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Directors and to effectively evaluate Fund management.
David S. Wyler. Mr. Wyler has served as a Director of the Fund since 2016. He has served as Vice President of Advanced TV & Digital Video atIRI Worldwide since December 2017. Prior to that he served as Vice President of Business Development for iQ Media, an audience intelligence company that helps marketers link their media investments to desired audience outcomes from May through September 2017. Prior to joining iQ Media, Mr. Wyler was Senior Director of Sales at Simulmedia, an advanced TV targeting and execution company, from 2016 until 2017. Prior to that, Mr. Wyler was Vice President of Business Development for Resonate, a marketing intelligence firm from 2014 through 2016. Mr. Wyler was Vice President of Business Development for the AdTruth division of 41st Parameter, a fraud prevention firm, from 2012 until it was acquired by Experian in 2013. He served as Vice President of Business Development for Experian from 2013 until 2014. Through his experience as a Director of the Fund and his many years as a senior executive in the marketing and market intelligence fields, Mr. Wyler is experienced with financial, accounting, and marketing matters. Such experience helps Mr. Wyler exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Directors and to effectively evaluate Fund management.
Independent Directors receive a fee of $750 per regular meeting and $500 per special meeting. Additionally, all Independent Directors are reimbursed for out-of-pocket expenses incurred in connection with attending the Board of Directors meetings. The Fund does not offer pension or retirement benefits to its Directors or officers. The table below sets forth the compensation of the Directors for the fiscal year ended June 30, 2020.

Name and Position	Aggregate Compensation from the Fund	Total Compensation from the Fund and Fund Complex Paid to Directors(1)
Mr. Katz, Interested Director (2)	$0	$0
Mr. Tucker, Independent Director	$3,000	$4,000
Mr. Kieszek, Independent Director	$3,000	$4,000
Mr. Wyler, Independent Director	$3,000	$4,000
(1)The “Fund Complex” includes the Fund and a single series of Matrix Advisors Funds Trust.
(2)     Directors or officers of the Fund who are also directors, officers, employees or shareholders of the Advisor do not receive renumeration from the Fund for serving as directors or officers.

Directors Ownership of Fund Securities
The following table sets forth the dollar range of Fund securities beneficially owned by each Director as of December 31, 2019, stated using the following ranges: None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, or over $100,000.

Name of Director	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Fund (1)
Independent Directors
T. Michael Tucker	over $100,000
Larry D. Kieszek	over $100,000
David S. Wyler	$10,000 - $50,000
Interested Director
David A. Katz	over $100,000
(1)Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended. Includes only the Fund.
As of September 30, 2020, the Directors and Officers of the Fund as a group beneficially owned approximately 20.32% of the outstanding shares of the Fund.
Board Committees
Audit Committee
The Fund has an Audit Committee, which is composed of all of the Independent Directors. The Audit Committee is responsible for selecting, overseeing and setting the compensation of the independent auditors and is responsible for pre-approving all audit and non-audit services performed by the auditors for the Fund and for pre-approving certain non-audit services performed by the auditors for the Advisor and certain control persons of the Advisor. The Audit Committee also reviews financial statements and other audit-related matters for the Fund and holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence. The Audit Committee meets twice a year, and if necessary, more frequently. The Audit Committee met two times during the fiscal year ended June 30, 2020.
The Audit Committee also serves as the Fund’s Qualified Legal Compliance Committee (“QLCC”) for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).
Nominating Committee
The Nominating Committee, which is composed of all the Independent Directors, is responsible for seeking and reviewing candidates for consideration as nominees for the position of Directors as is considered necessary from time to time. The Nominating Committee will review shareholders nominations to fill vacancies on the Board of Directors. Such recommendations for consideration by the Nominating Committee should be sent to the President of the Fund in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Fund’s Articles of Incorporation, as amended. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Fund at the principal executive offices of the Fund not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. There are no policies in place regarding nominees recommended by shareholders. The Nominating Committee did not meet during the fiscal year ended June 30, 2020.

Valuation Committee
The Valuation Committee, composed of all the Directors, oversees valuation matters of the Fund and has delegated certain of its duties to the Fund’s Pricing Committee, established under the Amended Pricing Procedures (the “Pricing Procedures”) adopted by the Fund, to make fair valuation determinations for the Fund pursuant to the Pricing Procedures. The Pricing Committee is composed of Messrs. Katz, Duffin and Tom, each an officer of the Fund and an employee of the Advisor. The Valuation Committee meets as needed. The Valuation Committee did not meet during the fiscal year ended June 30, 2020.
Board Interest in the Advisor and Distributor
As of December 31, 2019, none of the Independent Directors or members of their immediate families owned any securities of the Advisor, Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”), or any other entity directly or indirectly controlling, controlled by, or under common control with the Advisor or the Distributor. During the two most recently completed calendar years, none of the Independent Directors or members of their immediate families conducted any transactions (or series of transactions) with the Advisor, the Distributor or any affiliate of the Advisor or the Distributor in which the amount involved exceeded $120,000. Each of the Independent Directors has a relationship with the Advisor whereby the Advisor manages separate accounts on their behalf.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of September 30, 2020, the following shareholders owned of record or beneficially more than 5% of the Fund’s outstanding shares:

Name and Address	Percentage Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	63.71%	Record
National Financial Services LLC 499 Washington Blvd., Fl. 4th Jersey City, NJ 07310-1995	7.76%	Record
David Katz c/o Matrix Asset Advisors, Inc. 10 Bank Street, Suite 590 White Plains, NY 10606	7.70%	Beneficial

INVESTMENT ADVISOR
Matrix Asset Advisors, Inc. serves as the Fund’s investment advisor under an advisory agreement (the “Advisory Agreement”), which provides that the Advisor will obtain and evaluate information relating to the economy, industries, businesses, securities markets and securities, formulate a continuing program for the management of the Fund’s assets in a manner consistent with its investment objective, and implement this program by selecting on a discretionary basis the securities to be purchased or sold by the Fund and placing orders for such purchases and sales. In addition, the Advisor provides for the Fund’s office needs, supervises the maintenance of the Fund’s books and records, provides the Fund with persons competent to perform all of these executive and administrative functions, supervises and coordinates the activities of the Fund’s institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve as directors and officers of the Fund, all without additional cost to the Fund. Certain directors and officers of the Advisor presently serve as directors or officers of the Fund.
The Fund pays all other expenses incurred in the operation of the Fund, except as provided below, including taxes, fees and commissions, bookkeeping expenses, share issuance expenses, expenses of redemption of shares, charges of its custodian and transfer agent, costs of preparing and printing reports and prospectuses for the Fund’s existing shareholders, registration fees, auditing and legal expenses, and expenses and fees of outside directors.
The Advisor also has agreed to pay the fees and expenses of printing and distributing reports or prospectuses prepared for the Fund in connection with the offering or sale of its shares, of preparing and setting in type, printing and mailing all advertising and sales literature and all other expenses in connection with the offer and sale of Fund shares not specifically allocated to the Fund.
The Advisory Agreement continues in effect from year to year, if such continuation is specifically approved at least annually by the Board of Directors at a meeting called for that purpose, or by vote of the holders of a majority of the Fund’s shares, and in either case, also by a vote of a majority of directors who are not “interested persons” of the Advisor or the Fund within the meaning of the 1940 Act. The Advisory Agreement is subject to termination by either party without penalty on 60 days’ written notice to the other and terminates automatically in the event of its assignment.

The Advisory Agreement provides that neither the Advisor, its directors, officers or employees, nor certain other persons performing specific functions for the Fund, shall be liable to the Fund, except for any loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
A discussion regarding the basis for the Board of Directors’ approval of the Investment Advisory Agreement is available in the Fund’s semi-annual report to shareholders for the period ended December 31, 2019 and will be available in the Fund’s semi-annual report to shareholders for the period ending December 31, 2020.
The Fund has agreed to pay the Advisor, as compensation for all services rendered, staff and facilities provided and expenses paid or assumed, an annual fee, payable monthly, of 0.75% of the Fund’s average daily net assets. The advisory fees paid to the Advisor for the services provided to the Fund for the past three fiscal years were as follows:
For the Year Ended June 30,

	2020	2019	2018
Advisory Fees Accrued	$382,725	$403,632	$441,815
Advisory Fees Waived	($123,548)	($105,110)	($107,607)
Total Advisory Fees paid to the Advisor	$259,177	$298,522	$334,208
Fund Expenses. The Advisor has agreed to waive its management fee and/or reimburse the Fund’s operating expenses through at least October 31, 2021, to the extent necessary to ensure that the Fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of the Fund’s average daily net assets. The expense cap/reimbursement agreement can be terminated at any time, and without payment or penalty, by the Board upon 60 days’ written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board. The expense cap/reimbursement agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. The Advisor is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period from the date of the waiver or reimbursement, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The expense cap/reimbursement agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where the Advisor recoups previously waived or reimbursed expenses. Currently, the Advisor has agreed not to seek reimbursement of such management fee waivers and/or expense reimbursements.

Control Person of the Investment Advisor
David A. Katz, President and Chief Investment Officer of the Advisor, beneficially owns more than 50% of the outstanding stock of the Advisor. Accordingly, Mr. Katz is deemed to control the Advisor.

PORTFOLIO MANAGER
Mr. Katz is the Advisor’s President and Chief Investment Officer and has overall responsibility for the firm’s investment efforts. He graduated summa cum laude from Union College with a Bachelor of Arts degree in Economics. He received a Master of Business Administration degree, with a concentration in Finance, from New York University Graduate School of Business in 1987, graduating with distinction. His numerous works on value investing have earned him various awards and distinctions at the undergraduate and graduate levels. Mr. Katz is a CFA charterholder. After initially working at Management Asset Corporation in Westport, Connecticut, Mr. Katz co-founded Value Matrix Management with the late John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990, he merged the Value Matrix Management organization into Matrix Asset Advisors, Inc. Mr. Katz chairs the Investment Policy Committee and is a Portfolio Manager/Analyst. He appears frequently as a guest on CNBC and Bloomberg Radio.

Other Accounts Managed
The following table provides information relating to other accounts managed by Mr. Katz, the Fund’s Portfolio Manager, as of June 30, 2020:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$54 million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	498	$667.16 million	0	0
Compensation
Mr. Katz’s compensation in connection with his management of the Fund and other accounts includes a fixed base salary and a performance bonus. He does not receive deferred compensation. Compensation is based on the overall profitability of the Advisor which is driven by the Advisor’s aggregate equity performance on its overall assets under management. Compensation is not tied to the performance or assets under management for any specific fund or account.
Base Salary:
Mr. Katz receives a fixed annual base salary. Base salary amounts are determined by the compensation committee of the Advisor, based upon a number of factors including the employee’s experience, overall performance, responsibilities, and the competitive market place. At Mr. Katz’s discretion, a portion of his salary may be contributed to the Advisor’s defined benefit plan. Mr. Katz, however, does not receive any additional compensation from the Advisor as a result of his participation in its defined benefit plan.
Performance Bonus:
Mr. Katz receives a performance bonus that is determined based upon the Advisor’s overall profitability, which is driven by both the short- and long-term investment performance (both absolute and relative) and the overall assets under management of the accounts advised by the Advisor, including the Fund. The Advisor uses the S&P 500® Index as its performance benchmark. Bonus compensation takes into account short- and long-term performance returns. The bonus compensation is not guaranteed, and is paid at the discretion of the Advisor.
Retirement Plan:
Mr. Katz participates in the Advisor’s retirement plan. The retirement plan is based upon the Fund’s pre-tax and after-tax performance. The Advisor uses the S&P 500 Index as its performance benchmark. Retirement plan compensation is tied to the Advisor’s overall profitability, which is driven by the Advisor’s short-term as well as long-term investment performance (both absolute and relative) and the Advisor’s overall assets under management.
Potential Conflicts of Interest
The Advisor focuses on Large Cap Value and Dividend Income strategies for its equity accounts and does not anticipate any conflicts of interest arising between the investment strategy of the Fund and the investment strategy of other accounts due to the policies and procedures that are in place. The Advisor maintains and follows the “MAA Client Trading Policy and Procedures” outlining the method of sequencing trade orders among clients, including the Fund. All orders are aggregated to the extent feasible with the intent to achieve net best execution.

The exception to this would be those accounts with directed brokerage. In general, no priority is to be given to any brokerage house in terms of the timing of orders. Orders will be placed to maximize the number of clients and the number of shares that can be bought or sold for these clients without materially affecting the market and to minimize stock price movement. The allocation of partial orders is based upon a portfolio’s weighting in an asset class, industry group, sector and security. Thereafter, partial fills are allocated alphabetically (listing identified as alphabetical from Axys account code and families or grouped accounts are filled at the same time whenever possible). The alphabetical listing will be sorted with a rotation of the alphabet based upon the calendar day of the month. The Advisor makes every effort to maintain a fair order generation and allocation methodology favoring no client or client group and eliminating any perceived conflict of interest.
As the Advisor manages separate client accounts and advises a mutual fund, the Advisor is cognizant of the issues involved with managing and trading these different accounts. The Advisor has safeguards in place to ensure that no account is advantaged or disadvantaged versus the other accounts.
Portfolio Manager Ownership of Fund Securities
As of June 30, 2020, Mr. Katz beneficially owned over $1 million worth of equity securities in the Fund.
DISTRIBUTOR
The Fund’s distributor, Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200. Milwaukee, Wisconsin 53202, a Delaware limited liability company, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Advisor and Distributor. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares. The Distributor’s fees and expenses are paid by the Advisor. The Fund does not pay any such fees and expenses.
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed on an agency or “market-maker” basis depending upon the Advisor’s determination of favorable execution.
Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the FINRA and SEC and in accordance with any policies and procedures adopted by the Fund pursuant to such rules.
While it is the Fund’s general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e)

of the Securities Exchange Act of 1934, as amended, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund.
Investment decisions for the Fund are made with the Fund’s specific investment objective and strategies in mind. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
The Fund does not effect securities transactions through brokers in accordance with any formula, and it does not direct securities transactions to brokers in exchange for selling shares of the Fund. To the knowledge of the Fund’s management, no Director or Officer of the Fund has any material direct or indirect interest in any broker that will effect the Fund’s portfolio transactions.
The Fund paid the following amounts in brokerage commissions during the past three fiscal years:
Brokerage Commissions Paid
During the Fiscal Year Ended June 30,

2020	2019	2018
$15,623	$19,797	$19,719

The following table indicates the portion of the Fund’s aggregate brokerage for the fiscal year ended June 30, 2020 (from the tables above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$17,978,823	$9,565

The Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) during the most recent fiscal year.

PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term investment purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions,” above.
The Fund’s annual portfolio turnover rates for the past two fiscal years are as follows:
Year Ended June 30,

2020	2019
28%	22%
MARKETING AND SUPPORT PAYMENTS
The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries (“Financial Intermediaries”) who sell shares of the Fund. The Advisor does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders. These payments may be divided into categories as follows:
Support Payments
The Advisor may make payments to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events
The Advisor also may provide non-cash compensation to sales representatives of Financial Intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising. In addition, the Advisor may pay for exhibit space or sponsorships at regional or national events of Financial Intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.
As of the date of this SAI, the Advisor does not have agreements with any firms to pay such support payments. Future support payments may be structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
The public offering price of the Fund shares is the Fund’s net asset value (“NAV”). Shares are purchased at the public offering price next determined after the Fund’s transfer agent receives your order in proper form as discussed in the Prospectus. In order to receive that day’s public offering price, the Fund’s transfer agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern Time.
The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on weekends and on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.
Automatic Investment Plan. As discussed in the Prospectus, the Fund provides an automatic investment plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the automatic investment plan are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit, and does not protect against depreciation in declining markets.
How to Sell Shares
You can sell your Fund shares any day the NYSE is open for regular trading.
Delivery of redemption proceeds. The Fund typically expects to send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed other than for weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.
Redemptions-in-kind. The Fund has made an election pursuant to Rule 18f-1 under the 1940 Act which obligates it to pay in cash all redemptions to any shareholder of record unless a shareholder requests a redemption, within a 90-day period, of shares having a value in excess of (i) $250,000, or (ii) 1% of the Fund’s NAV, whichever is less. In this case, the Fund is permitted to pay the redemption price in whole or in part by a distribution of securities from its portfolio. In that event, the value of the securities distributed would be equal to the amount redeemed, determined at the same time, and in the same manner, as the redemption price is determined. Shareholders who receive redemption payments in securities may incur brokerage costs in converting the securities they receive into cash and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions-in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash.
DISTRIBUTIONS AND TAX INFORMATION
Distributions
Distributions of the Fund’s net investment income and net capital gains from the sale of securities, if any, are generally made annually. The Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.
Tax Information
Change in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
The Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and, as such, should pay no federal income or excise taxes on its investment company taxable income or net capital gain distributed to Fund shareholders, provided that the Fund complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing and amount of its distributions. Consistent with the distribution requirements of the Code, each year the Fund intends to distribute substantially all of its investment company taxable income and any net capital gain, after offsetting against any available capital loss carryovers for each fiscal year. Investment company taxable income generally consists of interest, dividends, net short-term capital gain, and net gain from foreign currency transactions, less expenses. The availability of investment company taxable income for distributions is dependent on the level of the Fund’s income and expenses, and the actual amount and timing of any distribution is subject to the discretion of the Board of Directors.
Distributions of investment company taxable income received by corporate shareholders may be eligible for the intercorporate dividends-received deduction. The intercorporate dividends-received deduction will apply to that portion of the distributions of investment company taxable income attributable to dividends received by the Fund from U.S. corporations and designated by the Fund as qualifying for the dividends-received deduction. Among other limitations, any distribution of investment company taxable income made by the Fund will not be eligible for the intercorporate dividends-received deduction with respect to any share which is held by a corporate shareholder for 45 days or less during the 91-day period beginning 45 days before such share becomes ex-dividend with respect to such distribution.
For non-corporate shareholders, a portion of the distributions of investment company taxable income made by the Fund may consist of qualified dividend income eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains, to the extent the Fund reports the amount distributed as qualified dividend income and the shareholder meets certain holding period requirements with respect to his or her Fund shares. Except as discussed above, distributions of investment company taxable income are taxable to shareholders as ordinary income.
Net capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder has held Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to above.
Shareholders should carefully consider the impact of buying Fund shares just before the declaration of a distribution of investment company taxable income or net capital gain. Any such distribution paid shortly after a purchase of shares will reduce the NAV of the shares by the amount of the distribution. The distribution, though in effect a partial return of capital (to the extent it is paid on the shares so purchased), would be taxable as described above.
Shareholders will recognize gain or loss upon the sale or redemption of Fund shares. Such gain or loss will be capital gain or loss if the shares were held as capital assets by the shareholder and will be long-term or short-term depending upon the shareholder’s holding period for such shares. If a shareholder’s holding period exceeds 12 months, any gain on the sale or redemption of Fund shares may be eligible for the reduced federal income tax rates applicable to long-term capital gains.
As of June 30, 2020, the Fund had $37,392 of short term capital loss carryover, which retains its original character as short term, and which may offset future net capital gains, if any, to the extent provided by treasury regulations and no post-October losses which are deferred until fiscal year 2021 for tax purposes.

Certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to the regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized upon the sale or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.
If the Fund fails to qualify as a regulated investment company for any reason and fails to obtain relief following a failure, the Fund would be subject to taxation as a regular corporation. In such case, in addition to federal corporate income taxes, other state and local income taxes applicable to corporations may also apply. Distributions to you would be taxed as dividend income to the extent of the Fund’s then-current and accumulated earnings and profits. Such dividends might be eligible for the special tax treatment applicable to qualified dividend income discussed above.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares.  Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
The foregoing is a summary discussion of the federal income tax consequences of certain aspects of an investment in the Fund and is based on federal income tax laws and regulations in effect on the date of this SAI, which could change, potentially with retroactive effect. This discussion is not intended to be comprehensive and investors are urged to consult their own tax advisors concerning specific questions regarding federal, state, local, and foreign taxation.
COST BASIS REPORTING
The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired on or after January 1, 2012 (“covered shares”) when such shareholders sell or redeem these shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, banks, financial institutions, corporations (other than S corporations), credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares. The Fund is not required to determine or report your cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.
The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale or redemption of a share results in a capital gain or loss. If you sell or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such covered shares to you and the IRS on Form 1099.
A cost basis method is the method by which the Fund determines which specific shares are deemed to be sold or redeemed when you sell or redeem less than your entire holding of Fund shares and have made multiple purchases of Fund shares on different dates at differing net asset values. If you do not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all covered shares in your account regardless of holding period, and covered shares sold or redeemed are deemed to be those with the longest holding period first. You may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in your covered shares.
The default cost basis method applied by the Fund or the alternate method elected by you may not be changed after the settlement date of a sale or redemption of Fund shares.
If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
DETERMINATION OF SHARE PRICE
As noted in the Prospectus, the NAV of the Fund will be determined once daily as of the close of public trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share. However, the NAV of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m., Eastern Time, if the Board of Directors decides it is necessary.
Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities trading on the NASDAQ Stock Market Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.
The Fund may have portfolio securities that are primarily listed on foreign exchanges that trade on weekdays or other days when the Fund does not price its shares, and thus the value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In addition, with regard to foreign securities and certain domestic securities (e.g., domestic securities traded on an exchange that closes early), a significant event occurring after the close of trading but before the valuation of the Fund’s NAV may mean that the closing price for the security may not constitute a readily available market quotation and may accordingly require that the security be priced at its fair value in accordance with the fair value procedures established by the Fund. The Advisor will monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Advisor determines that an adjustment should be made in the security’s value because significant intervening events have caused the Fund’s NAV to be materially inaccurate, the Advisor will seek to have the security “fair valued” in accordance with the Fund’s fair value procedures. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
The NAV per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

An example of how the Fund calculated its total offering price per share as of June 30, 2020 is as follows:

Net Assets	=	NAV per Share
Shares Outstanding
$48,099,542		$64.74
743,014
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Directors has adopted the Advisor’s policies and procedures relating to the disclosure of Fund portfolio holdings information (the “Policy”). The Policy prohibits the disclosure of portfolio holdings unless:
(1)the disclosure is in response to a regulatory request and the Fund’s Chief Compliance Officer (the “CCO”) has authorized such disclosure;
(2)the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement including a duty not to trade on such information, where available, with the Fund or its agents and the CCO has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include the use of (a) annual certifications reaffirming that the entity has utilized such information in accordance with the terms of the agreement between the entity and the Fund or its agents or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information);
(3)the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Directors;
(4)the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is publicly available or (b) other periodic disclosure that is publicly available; or
(5)the disclosure is made pursuant to prior written approval of the CCO.
The Advisor shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO shall make a determination, with respect to the conflict, that he believes is in the best interests of the Fund, and shall report such determination to the Board of Directors at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.
Any disclosure made pursuant to Item 5 above shall be reported to the Board of Directors at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.
The Advisor and/or the Fund currently does not maintain ongoing arrangements with rating or statistical agencies or agencies providing similar functions. A schedule of the Fund’s complete portfolio holdings, current as of month-end, will be available on the Fund’s website no earlier than 15 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the SEC its semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund’s website at http://www.matrixadvisorsvaluefund.com or by calling toll free at 1-800-366-6223. The Fund may terminate or modify this Policy at any time without further notice to shareholders.
In addition, portfolio holdings information may be provided to the Fund’s service providers on an as-needed basis in connection with the services provided to the Fund by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund’s portfolio holdings include the Advisor and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, administrator, financial printers, proxy voting service providers and broker-dealers who are involves in executing portfolio transactions on behalf of the Fund. Portfolio holdings information may also be provided to the Board of Directors.
The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided. Neither the Fund nor the Advisor or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund’s portfolio holdings by individuals or entities in possession of such information.
GENERAL INFORMATION
Shareholder Reports
Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.
Service Providers
U.S. Bank N.A., located at 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the securities and other assets of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the Fund officers. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer and shareholder service agent and administrator. The Fund’s custodian, administrator and transfer agent are affiliated companies. The Fund’s custodian and transfer agent do not participate in decisions relating to the purchase and sale of securities by the Fund.
Fund Services acts as transfer agent to the Fund. The services provided by the transfer agent either by Fund Services or another party pursuant to an agreement with Fund Services, include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Fund’s registration statement under federal and state securities laws.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between Fund Services and the Advisor, Fund Services also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Fund’s expense accruals and performing securities valuations and, from time to time, monitoring the Fund’s compliance with their investment objectives and restrictions. Pursuant to the Fund’s Administration Servicing Agreement, for the periods shown below the Fund paid Fund Services the following:

Matrix Advisors Value Fund, Inc.	Fee Paid
Fiscal Year Ended June 30, 2020	$66,559
Fiscal Year Ended June 30, 2019	$67,271
Fiscal Year Ended June 30, 2018	$73,635
Tait, Weller & Baker LLP, located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm.
Godfrey & Kahn, S.C., located at 833 E. Michigan, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Fund and the Independent Directors.

Capital Stock
The Fund’s shares are denominated “Common Stock, $.01 par value.” Shares have no pre-emptive rights and are fully paid and non-assessable. Shares have non-cumulative voting rights, which means the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, in which event the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any directors.
Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on any matter submitted to a shareholder vote. The Fund does not intend to hold meetings of shareholders in any year in which the 1940 Act does not require shareholders to act upon any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; or (iv) ratification of selection of an independent registered public accounting firm.
Code of Ethics
The Board of Directors of each of the Fund and the Advisor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor to invest in securities that may be purchased or held by the Fund. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Advisor and no officer, director, or general partner of the Distributor serves as an officer or director of the Trust or the Advisor.
Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Mr. Conall J. Duffin serves as the AML Compliance Officer of the Fund.
Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Proxy Voting Policies
The Board of Directors has delegated responsibility to vote proxies to the Advisor, subject to the Board’s oversight. A summary of the Advisor’s proxy voting procedures, attached as Appendix A to this SAI, are reviewed periodically, and accordingly are subject to change. In addition, a copy of the Fund’s proxy voting procedures are also available by calling 1-800-366-6223 and will be sent within three business days of receipt of a request.
The Advisor has retained an independent, third party proxy voting service, ISS Governance Services (“ISS”), to provide advice and counsel with respect to proxy voting matters. The Advisor will generally follow the proxy voting guidelines maintained by ISS in the voting of proxies for client accounts, unless the client provides the Advisor with its own proxy voting guidelines. ISS’ general positions on various proposals are as follows:

Director Matters – ISS votes on director nominees on a case-by-case basis, examining factors including independence of the board and its committees, attendance at board meetings, corporate governance provisions and takeover activity, and long-term company performance. ISS votes against proposals to classify the board, for shareholder proposals that a majority or more of directors be independent unless the board composition already meets ISS’ threshold for independence, and for shareholder proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors.
Shareholder Rights – ISS votes against proposals to restrict or prohibit shareholder ability to take action by written consent or to call special meetings, proposals to require supermajority shareholder votes and proposals to eliminate cumulative voting. ISS votes for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Compensation and Benefits Plans – ISS votes with respect to equity-based compensation plans on a case-by-case basis, using methodology based primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). ISS also votes with respect to the following issues on a case-by-case basis: management proposals seeking approval to reprice options, management proposals for an advisory vote on executive compensation, votes on employee stock purchase plans, and all other shareholder proposals regarding executive and director pay.
Auditors – ISS generally votes for proposals to ratify auditors, unless an auditor is not independent, fees for non-audit services are excessive, or there is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
Information regarding the Fund’s proxy voting record relating to portfolio securities during the most recent 12‑month period ended June 30 is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling toll-free at 1-800-366-6223 and by accessing the SEC’s website at www.sec.gov.
FINANCIAL STATEMENTS
The annual report to shareholders for the Fund for the fiscal year ended June 30, 2020 is a separate document and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI. The 2020 Annual Report was filed with the SEC on September 8, 2020.

APPENDIX A
Matrix Asset Advisors, Inc.
Proxy Voting Procedures
Matrix Asset Advisors’ standard investment management agreement implicitly authorizes Matrix Asset Advisors to vote proxies on behalf of the Client’s account. Therefore, unless the Client expressly reserves proxy voting responsibility, it is Matrix Asset Advisors’ responsibility to vote proxies relating to securities held for the Client’s account.
ERISA Accounts: Unless proxy voting responsibility has been expressly reserved and is being exercised by another “named fiduciary” for an ERISA plan client, Matrix Asset Advisors, as the investment adviser for the account, must vote all proxies relating to securities held for the plan’s account. Matrix Asset Advisors shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis, to the Client or other appropriate person, and shall endeavor to correct any delays or other problems relating to timely delivery of proxies and proxy materials.
Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the Client’s investment. Proxy voting decisions must be made solely in the best interests of the Client. In voting proxies, Matrix Asset Advisors is required to consider those factors that may affect the value of the Client’s investment and may not subordinate the interests of the Client to unrelated objectives.
Matrix Asset Advisors has retained an independent, third party proxy voting service, Institutional Shareholder Services Governance Services (“ISS”), to provide advice and counsel on proxy voting. Matrix generally follows the proxy voting guidelines maintained by ISS in the voting of proxies for client accounts, unless the client provides Matrix with its own proxy voting guidelines. A copy of the guidelines Matrix follows will be sent to clients annually.
For Matrix holdings (companies owned in client portfolios per Matrix’s investment discretion), ISS monitors corporate actions and provides information and analyses with regard to proxy voting issues. Matrix has further retained ISS to vote proxies on its behalf, and Matrix will monitor the application of the guidelines by ISS, and will vote issues contrary to, or issues not covered by, the guidelines only when Matrix believes it is in the best interest of the Client. ISS maintains the proxy voting records. Where the Client has provided proxy voting guidelines to Matrix, those guidelines will be followed, unless it is determined that a different vote would add more value to the Client’s holding of the security in question. A written explanation of the rationale for the deviation from the Client’s proxy voting guidelines will be maintained. Direction from a Client on a particular proxy vote will take precedence over the guidelines.
ISS, on Matrix’s behalf, may also vote proxies for companies held in restricted accounts.
Should a material conflict arise between Matrix Asset Advisors’ interest and that of its clients (i.e., Matrix owns shares in a Client, Matrix manages a pension plan for a company whose management is soliciting proxies, or a Firm employee has a relative involved in Management at an investee company), the proxies will be voted in accordance with the recommendation of the independent third party proxy voting service. A written record will be maintained describing the conflict of interest, the resolution of the conflict, and an explanation of how the vote taken was in the client’s best interest.
Matrix Asset Advisors may refrain from voting the proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person. Additionally, Matrix Asset Advisors may refrain from voting a proxy when the shares owned are small and the impact of the vote would be immaterial.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge upon request by calling toll-free at 1-800-366-6223 and (2) on the SEC’s website at www.sec.gov.
Part B
Appendix A-1

Recordkeeping. In accordance with the recordkeeping rules, Matrix Asset Advisors will retain:
(i)Copies of its proxy voting policies and procedures.
(ii)A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or Matrix Asset Advisors).
(iii)A record of each vote cast on behalf of a client (maintained by the proxy voting service and/or Matrix Asset Advisors).
(iv)A copy of any document created that was material to the voting decision or that memorializes the basis for that decision.
(v)A copy of each written request for proxy voting information and a copy of any written response by Matrix Asset Advisors to any request for proxy voting information.
Matrix Asset Advisors will maintain these materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in Matrix Asset Advisors’ principal office.

Part B
Appendix A-2

MATRIX ADVISORS VALUE FUND, INC.
PART C
OTHER INFORMATION
Item 28. Exhibits

(a)		Articles of Incorporation

(1)
Articles of Incorporation are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on October 29, 1998.

	(2)	Articles of Amendment are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed with the SEC on June 6, 1997.

(b)
Amended and Restated By-laws are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed with the SEC on October 28, 2004.

(c)		Specimen Share Certificate is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed with the SEC on October 29, 1998.

(d)		Investment Advisory Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed with the SEC on June 6, 1997.

(1)
First Amendment dated September 1, 2010 to Investment Advisory Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed with the SEC on October 29, 2010.

(e)		Underwriting Contracts

	(1)	Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed with the SEC on October 28, 2002.

(A)
First Amendment dated March 10, 2009 to the Distribution Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2009.

		(B)	Distribution Agreement dated March 31, 2020 by and between Quasar Distributors, LLC, Matrix Advisors Value Fund, Inc. and Matrix Asset Advisors, Inc. - filed herewith.

(f)		Bonus or Profit Sharing Contracts - Not applicable.

(g)		Custody Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on October 31, 2013.

(h)		Other Material Contracts

	(1)	Powers of Attorney are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on October 31, 2013.
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(2)
Power of Attorney of David S. Wyler is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

	(3)	Amended and Restated Operating Expenses Limitation Agreement dated September 1, 2020 - filed herewith.

(4)
Fund Accounting Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on October 31, 2013.

(5)
Form of Line of Credit Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed with the SEC on October 28, 2005.

(6)
Fund Administration Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on October 31, 2013.

(A)
First Amendment to Fund Administration Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed with the SEC on October 28, 2015.

(B)
Addendum to the Fund Administration Servicing Agreement between Matrix Advisors Value Fund, Inc. and U.S. Bancorp Fund Services, LLC dated August 21, 2018 is herein incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement filed with the SEC on October 28, 2019.

		(C)	Second Addendum to the Administration Service Agreement between Matrix Advisors Value Fund, Inc. and U.S. Bancorp Fund Services, LLC — filed herewith.

(7)
Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2009.

(A)
Addendum dated June 2, 2009 to the Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2009.

(B)
First Amendment dated September 1, 2010 to the Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed with the SEC on October 27, 2011.

(C)
Second Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed with the SEC on October 28, 2015

(i)		Legal Opinion

(1)
Opinion and Consent of Counsel is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed with the SEC on October 29, 1998.

(j)		Consent of Independent Registered Public Accounting Firm - filed herewith.
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(k)		Omitted Financial Statements - None.

(l)		Agreement Relating to Initial Capital - No undertaking in effect.

(m)		Rule 12b-1 Plan - Not applicable.

(n)		Rule 18f-3 Plan - Not applicable.

(o)		Reserved.

(p)		Codes of Ethics

(1)
Joint Code of Ethics for Matrix Advisors Value Fund, Inc., Matrix Advisors Funds Trust and Matrix Asset Advisors, Inc. is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2017.

	(2)	Code of Ethics for Principal Underwriter - Not applicable per Rule 17j-1(c)(3).

Item 29. Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article XII of the Registrant’s By-laws (exhibit (b) to this Registration Statement) and Section 10 of the Investment Advisory Agreement (Exhibit (d) to this Registration Statement). The Fund maintains a policy of insurance in favor of the Fund, its directors, officer and employees, against liability arising from certain acts, errors and omissions. The policy will not insure any director, officer, or employee against liability found to be cause by the directors, officers or employees willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-laws in a manner consistent with Release No. 11330 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as long as the interpretation of Section 17(h) and (i) of the Investment Company Act expressed in that Release remains in effect.

Item 31. Business and Other Connections of the Investment Advisor

With respect to Matrix Asset Advisors, Inc (the “Advisor”), located at 10 Bank Street, Suite 590, White Plains, NY 10606, the response to this Item incorporates by reference the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, File No. 801-36872.  The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in Matrix Advisors Value Fund, Inc. Statement of Additional Information.

Item 32. Principal Underwriter

(a) Quasar Distributors, LLC (the “Distributor”), the Registrant's principal underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
American Trust Allegiance Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust
Chase Growth Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
Edgar Lomax Value Fund, Series of Advisors Series Trust
First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
Huber Capital Diversified Large Cap Value Fund, Series of Advisors Series Trust
Huber Capital Equity Income Fund, Series of Advisors Series Trust
Huber Capital Mid Cap Value Fund, Series of Advisors Series Trust
Huber Capital Small Cap Value Fund, Series of Advisors Series Trust
Logan Capital International Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
PIA BBB Bond Fund, Series of Advisors Series Trust
PIA High Yield Fund, Series of Advisors Series Trust
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
PIA MBS Bond Fund, Series of Advisors Series Trust
PIA Short-Term Securities Fund, Series of Advisors Series Trust
Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Poplar Forest Partners Fund, Series of Advisors Series Trust
Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Pzena Mid Cap Value Fund, Series of Advisors Series Trust
Pzena Small Cap Value Fund, Series of Advisors Series Trust
Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Scharf Fund, Series of Advisors Series Trust
Scharf Global Opportunity Fund, Series of Advisors Series Trust
Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
Semper MBS Total Return Fund, Series of Advisors Series Trust
Semper Short Duration Fund, Series of Advisors Series Trust
Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
The Aegis Funds
Allied Asset Advisors Funds
Alpha Architect ETF Trust
Angel Oak Funds Trust
Barrett Opportunity Fund, Inc.
Bridges Investment Fund, Inc.
Brookfield Investment Funds
Buffalo Funds
Cushingâ Mutual Funds Trust
DoubleLine Funds Trust
Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
The Acquirers Fund, Series of ETF Series Solutions
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AI Powered International Equity ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
ClearShares OCIO ETF, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
Deep Value ETF, Series of ETF Series Solutions
Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
Hoya Capital Housing ETF, Series of ETF Series Solutions
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
LHA Market State US Tactical ETF, Series of ETF Series Solutions
Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
Loncar China BioPharma ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
Opus Small Cap Value ETF, Series of ETF Series Solutions
Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
US Global JETS ETF, Series of ETF Series Solutions
US Vegan Climate ETF, Series of ETF Series Solutions
Volshares Large Cap ETF, Series of ETF Series Solutions
First American Funds, Inc.
FundX Investment Trust
The Glenmede Fund, Inc.
The Glenmede Portfolios
The GoodHaven Funds Trust
Greenspring Fund, Incorporated
Harding, Loevner Funds, Inc.
Hennessy Funds Trust
Horizon Funds
Hotchkis & Wiley Funds
Intrepid Capital Management Funds Trust
Jacob Funds Inc.
The Jensen Quality Growth Fund Inc.
Kirr, Marbach Partners Funds, Inc.
AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Core Alternative ETF, Series of Listed Funds Trust
Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
LKCM Funds
LoCorr Investment Trust
Lord Asset Management Trust
MainGate Trust
Manager Directed Portfolios
ATAC Rotation Fund, Series of Managed Portfolio Series
Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
Great Lakes Bond Fund, Series of Managed Portfolio Series
Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
Jackson Square All-Cap Growth Fund, Series of Managed Portfolio Series
Jackson Square Global Growth Fund, Series of Managed Portfolio Series
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Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
LK Balanced Fund, Series of Managed Portfolio Series
Muhlenkamp Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
Port Street Quality Growth Fund, Series of Managed Portfolio Series
Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
Securian AM Managed Volatility Equity Fund, Series of Managed Portfolio Series
Securian AM Real Asset Income Fund, Series of Managed Portfolio Series
TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
Tortoise Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
Matrix Advisors Funds Trust
Matrix Advisors Value Fund, Inc.
Monetta Trust
Nicholas Equity Income Fund, Inc.
Nicholas Fund, Inc.
Nicholas II, Inc.
Nicholas Limited Edition, Inc.
Permanent Portfolio Family of Funds
Perritt Funds, Inc.
Procure ETF Trust II
Professionally Managed Portfolios
Prospector Funds, Inc.
Provident Mutual Funds, Inc.
RBC Funds Trust
Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
Adara Smaller Companies Fund, Series of RBB Fund, Inc.
Aquarius International Fund, Series of RBB Fund, Inc.
Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
Campbell Advantage Fund, Series of RBB Fund, Inc.
Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
Free Market Fixed Income Fund, Series of RBB Fund, Inc.
Free Market International Equity Fund, Series of RBB Fund, Inc.
Free Market US Equity Fund, Series of RBB Fund, Inc.
Matson Money Fixed Income VI Portfolio, Series of RBB Fund, Inc.
Matson Money International Equity VI Portfolio, Series of RBB Fund, Inc.
Matson Money US Equity VI Portfolio, Series of RBB Fund, Inc.
MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
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SGI Conservative Fund, Series of RBB Fund, Inc.
SGI Global Equity Fund, Series of RBB Fund, Inc.
SGI Peak Growth Fund, Series of RBB Fund, Inc.
SGI Prudent Growth Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
Series Portfolios Trust
Thompson IM Funds, Inc.
TIGERSHARES Trust
TrimTabs ETF Trust
Trust for Advised Portfolios
Barrett Growth Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
Convergence Market Neutral Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
Jensen Quality Value Fund, Series of Trust for Professional Managers
Marketfield Fund, Series of Trust for Professional Managers
Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
USCA Fund Trust
USQ Core Real Estate Fund
Wall Street EMN Funds Trust
Wisconsin Capital Funds, Inc.
YCG Funds

(b) To the best of the Registrant's knowledge, the following are the Officers and Manager of the Distributor. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Chief Compliance Officer - Distribution Services	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Chief Compliance Officer - Dealer Clearing Services	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

    (c)    Not applicable.

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Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202
Registrant’s Fund Administrator	U.S. Bancorp Fund Services, LLC 2020 E Financial Way Suite 100 Glendora, CA 91741
Registrant’s Investment Advisor	Matrix Asset Advisors, Inc. 10 Bank Street, Suite 590 White Plains, NY 10606
Registrant’s Custodian	U.S. Bank N.A. 1555 N. Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34. Management Services

All management-related service contracts entered into by the Registrant are set forth in Parts A and B of the Registration Statement.
Item 35. Undertakings

Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of White Plains and the State of New York on the 28th day of October, 2020.

MATRIX ADVISORS VALUE FUND, INC.

By: /s/ David A. Katz
David A. Katz
President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below on October 28, 2020 by the following persons in the capacities indicated.

Signature	Title

/s/ David A. Katz	Director, President and Treasurer
David A. Katz

T. Michael Tucker*	Director
T. Michael Tucker

Larry D. Kieszek*	Director
Larry D. Kieszek

David S. Wyler*
David S. Wyler	Director

*Signed by
/s/ David A. Katz
David A. Katz
*Attorney in Fact pursuant to Powers of Attorney duly executed by Messrs. Tucker and Kieszek and filed with the Registrant’s Post-Effective Amendment No. 39 to the Registrant’s Statement on Form N-1A with the SEC on October 31, 2013 and executed by Mr. Wyler and filed with the Registrant’s Post-Effective Amendment No. 45 on Form N-1A with the SEC on October 28, 2016.

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INDEX TO EXHIBITS

Exhibit Number	Description
(e) (1) (B)	Distribution Agreement
(h) (3)	Amended and Restated Operating Expenses Limitation Agreement
(h) (6) (C)	Second Addendum to the Fund Administration Servicing Agreement
(j)	Consent of Independent Registered Public Accounting Firm

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